Financing Receivables	12 Months Ended
Dec. 31, 2014
Financing Receivables
Financing Receivables

Note F.

Financing Receivables

The following table presents financing receivables, net of allowances for credit losses, including residual values.

($ in millions)

At December 31:	2014	2013
Current
Net investment in sales-type and direct financing leases	$3,781	$4,004
Commercial financing receivables	8,423	8,541
Client loan and installment payment receivables (loans)	7,631	7,243
Total	$19,835	$19,787
Noncurrent
Net investment in sales-type and direct financing leases	$4,449	$5,700
Client loan and installment payment receivables (loans)	6,660	7,055
Total	$11,109	$12,755

Net investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Net investment in sales-type and direct financing leases includes unguaranteed residual values of $671 million and $737 million at December 31, 2014 and 2013, respectively, and is reflected net of unearned income of $517 million and $672 million, and net of the allowance for credit losses of $165 million and $123 million at those dates, respectively. Scheduled maturities of minimum lease payments outstanding at December 31, 2014, expressed as a percentage of the total, are approximately: 2015, 49 percent; 2016, 28 percent; 2017, 16 percent; 2018, 6 percent; and 2019 and beyond, 2 percent.

Commercial financing receivables, net of allowance for credit losses of $17 million and $23 million at December 31, 2014 and 2013, respectively, relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and OEM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Client loan and instalment payment receivables (loans), net of allowance for credit losses of $396 million and $242 million at December 31, 2014 and 2013, respectively, are loans that are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years.

Client loan receivables and installment payment receivables financing contracts are priced independently at competitive market rates. The company has a history of enforcing the terms of these separate financing agreements.

The company utilizes certain of its financing receivables as collateral for nonrecourse borrowings. Financing receivables pledged as collateral for borrowings were $642 million and $769 million at December 31, 2014 and 2013, respectively. These borrowings are included in note J, “Borrowings,” on pages 115 to 117.

The company did not have any financing receivables held for sale as of December 31, 2014 and 2013.

Financing Receivables by Portfolio Segment

The following tables present financing receivables on a gross basis, excluding the allowance for credit losses and residual value, by portfolio segment and by class, excluding current commercial financing receivables and other miscellaneous current financing receivables at December 31, 2014 and 2013. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into two classes: major markets and growth markets.

($ in millions)

	Major	Growth
At December 31, 2014:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,702	$1,943	$7,645
Loan receivables	10,049	4,639	14,687
Ending balance	$15,751	$6,581	$22,332
Collectively evaluated for impairment	$15,665	$6,156	$21,812
Individually evaluated for impairment	$86	$425	$511
Allowance for credit losses:
Beginning balance at January 1, 2014
Lease receivables	$42	$80	$123
Loan receivables	95	147	242
Total	$137	$228	$365
Write-offs	(18)	(6)	(24)
Provision	3	240	243
Other	(12)	(11)	(23)
Ending balance at December 31, 2014	$111	$450	$561
Lease receivables	$32	$133	$165
Loan receivables	$79	$317	$396
Collectively evaluated for impairment	$42	$39	$81
Individually evaluated for impairment	$69	$411	$480

($ in millions)

	Major	Growth
At December 31, 2013:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,796	$2,200	$8,996
Loan receivables	10,529	4,012	14,542
Ending balance	$17,325	$6,212	$23,537
Collectively evaluated for impairment	$17,206	$6,013	$23,219
Individually evaluated for impairment	$119	$199	$318
Allowance for credit losses:
Beginning balance at January 1, 2013
Lease receivables	$59	$55	$114
Loan receivables	121	84	204
Total	$180	$138	$318
Write-offs	(23)	(10)	(33)
Provision	(21)	105	84
Other	1	(6)	(5)
Ending balance at December 31, 2013	$137	$228	$365
Lease receivables	$42	$80	$123
Loan receivables	$95	$147	$242
Collectively evaluated for impairment	$45	$48	$93
Individually evaluated for impairment	$93	$179	$272

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Financing Receivables on Non-Accrual Status

The following table presents the recorded investment in financing receivables which were on non-accrual status at December 31, 2014 and 2013.

($ in millions)

At December 31:	2014	2013
Major markets	$13	$25
Growth markets	40	34
Total lease receivables	$53	$59
Major markets	$27	$40
Growth markets	151	92
Total loan receivables	$178	$132
Total receivables	$231	$191

Impaired Loans

The company considers any loan with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on a non-accrual status. The following tables present impaired client loan receivables at December 31, 2014 and 2013.

($ in millions)

	Recorded	Related
At December 31, 2014:	Investment	Allowance
Major markets	$54	$47
Growth markets	299	293
Total	$353	$340

($ in millions)

	Recorded	Related
At December 31, 2013:	Investment	Allowance
Major markets	$79	$67
Growth markets	122	116
Total	$201	$183

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2014:	Investment	Recognized	Cash Basis
Major markets	$68	$0	$-
Growth markets	208	0	-
Total	$276	$0	$-

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2013:	Investment	Recognized	Cash Basis
Major markets	$76	$0	$0
Growth markets	97	0	0
Total	$173	$0	$0

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Standard & Poor’s Ratings Services credit ratings as shown below. The company uses information provided by Standard & Poor’s, where available, as one of many inputs in its determination of customer credit rating.

The tables present the gross recorded investment for each class of receivables, by credit quality indicator, at December 31, 2014 and 2013. Receivables with a credit quality indicator ranging from AAA to BBB- are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company may take to transfer credit risk to third parties.

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
AAA – AA-	$563	$46
A+ – A-	1,384	178
BBB+ – BBB-	1,704	900
BB+ – BB	1,154	272
BB- – B+	470	286
B – B-	372	176
CCC+ – D	55	85
Total	$5,702	$1,943

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
AAA – AA-	$993	$110
A+ – A-	2,438	425
BBB+ – BBB-	3,003	2,148
BB+ – BB	2,034	649
BB- – B+	827	683
B – B-	655	420
CCC+ – D	98	203
Total	$10,049	$4,639

At December 31, 2014, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (40 percent), Manufacturing (14 percent), Government (13 percent), Services (9 percent), Retail (8 percent), Communications (6 percent), Healthcare (5 percent) and Other (5 percent).

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – AA-	$743	$68
A+ – A-	1,513	168
BBB+ – BBB-	2,111	957
BB+ – BB	1,393	350
BB- – B+	595	368
B – B-	365	214
CCC+ – D	76	74
Total	$6,796	$2,200

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – A-	$1,151	$125
A+ – A-	2,344	307
BBB+ – BBB-	3,271	1,745
BB+ – BB	2,158	638
BB- – B+	922	672
B – B-	565	391
CCC+ – D	118	134
Total	$10,529	$4,012

At December 31, 2013, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (39 percent), Government (14 percent), Manufacturing (14 percent), Retail (8 percent), Services (8 percent), Healthcare (6 percent), Communications (6 percent) and Other (4 percent).

Past Due Financing Receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2014:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$5,696	$5,702	$6
Growth markets	32	1,911	1,943	14
Total lease receivables	$38	$7,607	$7,645	$20
Major markets	$9	$10,040	$10,049	$9
Growth markets	35	4,603	4,639	18
Total loan receivables	$44	$14,643	$14,687	$27
Total	$82	$22,250	$22,332	$47

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2013:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$6,789	$6,796	$5
Growth markets	19	2,181	2,200	11
Total lease receivables	$25	$8,970	$8,996	$16
Major markets	$9	$10,520	$10,529	$6
Growth markets	34	3,979	4,012	18
Total loan receivables	$43	$14,499	$14,542	$25
Total	$68	$23,469	$23,537	$41

* Does not include accounts that are fully reserved.

Troubled Debt Restructurings

The company assessed all restructurings that occurred on or after January 1, 2013 and determined that there were no significant troubled debt restructurings for the years ended December 31, 2013 and 2014.